PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment
Beginning balance	R$ 38,169,703
Acquisition of subsidiaries	3,449,744
Transfer and other		R$ 524
Ending balance	43,617,187	38,169,703
Lands
Property, Plant and Equipment
Beginning balance	9,791,102
Acquisition of subsidiaries	3,449,637
Ending balance	R$ 13,431,039	9,791,102
Buildings
Property, Plant and Equipment
Average rate %	3.55%
Property, Plant and Equipment
Beginning balance	R$ 5,838,721
Transfer and other		(115)
Ending balance	R$ 5,780,567	5,838,721
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	5.91%
Property, Plant and Equipment
Beginning balance	R$ 20,604,796
Transfer and other		1,145
Ending balance	19,990,651	20,604,796
Work in progress
Property, Plant and Equipment
Beginning balance	1,603,915
Ending balance	R$ 4,069,687	1,603,915
Other
Property, Plant and Equipment
Average rate %	16.05%
Property, Plant and Equipment
Beginning balance	R$ 331,169
Acquisition of subsidiaries	107
Transfer and other		(506)
Ending balance	345,243	331,169
Cost
Property, Plant and Equipment
Beginning balance	65,865,068	64,242,913
Additions	3,397,882	2,150,584
Write-offs	(49,023)	(809,611)
Transfer and other	6,302	281,182
Ending balance	72,669,973	65,865,068
Cost | Lands
Property, Plant and Equipment
Beginning balance	9,791,102	9,912,305
Additions	4,910	38,786
Write-offs	(8,238)	(539,528)
Transfer and other	193,628	379,539
Ending balance	13,431,039	9,791,102
Cost | Buildings
Property, Plant and Equipment
Beginning balance	9,415,818	9,203,134
Additions	223
Write-offs	(207)	(1,656)
Transfer and other	94,895	214,340
Ending balance	9,510,729	9,415,818
Cost | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	43,949,632	43,184,495
Additions	170,809	319,887
Write-offs	(36,291)	(253,341)
Transfer and other	401,604	698,591
Ending balance	44,485,754	43,949,632
Cost | Work in progress
Property, Plant and Equipment
Beginning balance	1,603,915	883,384
Additions	3,217,890	1,768,938
Write-offs		(1,323)
Transfer and other	(752,118)	(1,047,084)
Ending balance	4,069,687	1,603,915
Cost | Other
Property, Plant and Equipment
Beginning balance	1,104,601	1,059,595
Additions	4,050	22,973
Write-offs	(4,287)	(13,763)
Transfer and other	68,293	35,796
Ending balance	1,172,764	1,104,601
Depreciation
Property, Plant and Equipment
Beginning balance	(27,695,365)	(25,086,023)
Additions	(1,382,358)	(2,808,671)
Write-offs	24,901	198,805
Transfer and other	36
Ending balance	(29,052,786)	(27,695,365)
Depreciation | Buildings
Property, Plant and Equipment
Beginning balance	(3,577,097)	(3,245,786)
Additions	(153,259)	(331,691)
Write-offs	194	495
Ending balance	(3,730,162)	(3,577,097)
Depreciation | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	(23,344,836)	(21,176,572)
Additions	(1,172,202)	(2,356,184)
Write-offs	21,899	186,775
Transfer and other	36
Ending balance	(24,495,103)	(23,344,836)
Depreciation | Other
Property, Plant and Equipment
Beginning balance	(773,432)	(663,665)
Additions	(56,897)	(120,796)
Write-offs	2,808	11,535
Ending balance	R$ (827,521)	R$ (773,432)